Long-term debt (Schedule of Long-Term debt) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 17, 2021 USD ($)	Jan. 02, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 18,002	$ 6,906			$ 6,500	$ 6,500
Less: Current portion	73	856			68
Long-term debt	$ 17,929	6,050			6,432
Interest rate	13.06%		13.06%
Atlantic Canada Opportunities Agency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,088	1,191			1,079
Repayment start date	December 1, 2008
Repayment borrowings term	Annual repayments, commencing December 1, 2008, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than CAD$5,000 and 5% when gross revenues are greater than CAD$5,000.
Proceeds from borrowings net	$ 2,927	2,929
Atlantic Canada Opportunities Agency [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 3,786
ACOA Atlantic Innovation Fund [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 911	954			950
Repayment start date	December 1, 2011
Repayment borrowings term	Annual repayments, commencing December 1, 2011, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than CAD$5,000 and 5% when gross revenues are greater than CAD$5,000.
Proceeds from borrowings net	$ 2,341	2,343
ACOA Atlantic Innovation Fund [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			3,000
ACOA Business Development Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 76	125			139
Repayment start date	October 2015
Repayment borrowings term	repayable in monthly payments commencing October 2015 of CAD$3 until October 2017 and CAD$6 until June 2023.
Proceeds from borrowings net	$ 78	131
ACOA Business Development Program [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			395
ACOA Atlantic Innovation Fund One [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 937	858			1,138
Repayment start date	September 1, 2014
Repayment borrowings term	annual repayments commencing September 1, 2014, are calculated as a percentage of gross revenue from specific product(s) for the preceding fiscal year, at 5% for the first 5 years and 10%, thereafter.
Proceeds from borrowings net	$ 2,303	2,303
ACOA Atlantic Innovation Fund One [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			2,944
TNC 120-140 Eileen Stubbs Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 179	199			214
Repayment borrowings term	repayable in monthly payments of $4 beginning February 1, 2019 until May 1, 2028.
Proceeds from borrowings net	$ 179	199
TNC 120-140 Eileen Stubbs Ltd [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			300
Province of Nova Scotia Secured Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		3,261			2,980
Repayment borrowings term	repayable in monthly payments beginning July 1, 2023 of CAD$83 plus interest until December 2027.
Province of Nova Scotia Secured Loan [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			5,000
ACOA Regional Economic Growth through Innovation [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 192	318
Repayment borrowings term	Annual repayments, commencing September 1, 2022, are calculated as a percentage of gross revenue from DPX-COVID-19 product(s) for the preceding fiscal year, at 5% when gross revenues are less than CAD$5,000 and 10% when gross revenues are greater than CAD$5,000. Subsequent to September 1, 2024, any outstanding balance is payable in full on December 31, 2024 from DPX-COVID-19 gross revenues.
Proceeds from borrowings net	$ 704	704
ACOA Regional Economic Growth through Innovation [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,000
Venture loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 14,619			$ 15,000
Repayment borrowings term	42 months
Interest rate	13.06%		13.06%